ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 5,797	$ 5,315	$ 6,854
General and administrative expenses	(5,797)	(5,315)	(6,854)
Salaries And Related Benefits [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	2,073	2,689	2,324
General and administrative expenses	(2,073)	(2,689)	(2,324)
Professional Fees And Office Expenses [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	2,023	2,638	3,310
General and administrative expenses	(2,023)	(2,638)	(3,310)
Depreciation [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	185	141	312
General and administrative expenses	(185)	(141)	(312)
Travel [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	27	16	11
General and administrative expenses	(27)	(16)	(11)
Allowance For Doubtful Account [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	570	145	281
General and administrative expenses	(570)	(145)	(281)
Share Based Payment [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	919	24	616
General and administrative expenses	$ (919)	$ (24)	$ (616)